SUBSEQUENT EVENTS (Detail Textuals) - USD ($) $ in Millions				1 Months Ended
	Mar. 04, 2025	Nov. 19, 2024	May 07, 2024	Jan. 31, 2025	Dec. 18, 2023
Disclosure of non-adjusting events after reporting period [line items]
Share buyback program		$ 50.0	$ 50.0		$ 20.0
Subsequent Events
Disclosure of non-adjusting events after reporting period [line items]
Share buyback program	$ 50.0
Subsequent Events | Executive Leadership Team (ELT)
Disclosure of non-adjusting events after reporting period [line items]
Amount of maximum cash retention bonus				$ 2.2